Operating leases - Operating Lease Maturity (Details) $ in Thousands	Mar. 31, 2020 USD ($)
Leases [Abstract]
Due within 1 year	$ 27,339
Due between 1 and 5 years	63,599
Thereafter	16,398
Total future minimum lease payments	107,336
Lease imputed interest	(7,726)
Operating lease liabilities	$ 99,610